Intangible assets	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Intangible assets
8. Intangible assets

Acquired development programs
Cost	£’000
At January 1, 2022 and June 30, 2022	33,005

Accumulated revision to estimated value
At January 1, 2022	(8,441)
Revision to estimated value	(448)

At June 30, 2022	(8,889)

Net book value
At January 1, 2022	24,564

At June 30, 2022	24,116

The present value of the provision for deferred cash consideration relating to the agreement with AstraZeneca was reviewed at June 30, 2022 (see Note
10
). The change in the period due to changes in timelines or probability of contractual milestones being achieved was a decrease of £0.4 million which was
recognized as a reduction of the intangible asset in line with our accounting policies.
During the period the Company did not revise the value of any other intangible assets (2021: £nil). As the intangible assets remain under development, no amortization charge has been recognized (2021: £nil).